UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 7/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2016 (Unaudited)

Deutsche Unconstrained Income Fund

		Principal Amount ($) (a)	Value ($)
Corporate Bonds 42.7%
Consumer Discretionary 6.4%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		120,000	123,600
Ally Financial, Inc.:
3.5%, 1/27/2019 (b)		910,000	919,100
4.125%, 3/30/2020		405,000	415,376
5.75%, 11/20/2025 (b)		510,000	531,037
APX Group, Inc., 6.375%, 12/1/2019 (b)		175,000	179,375
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		180,000	184,590
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		680,000	717,400
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		305,000	291,275
Block Communications, Inc., 144A, 7.25%, 2/1/2020		285,000	289,275
Boyd Gaming Corp., 6.875%, 5/15/2023 (b)		145,000	155,331
CCO Holdings LLC:
144A, 5.375%, 5/1/2025 (b)		385,000	400,400
144A, 5.875%, 5/1/2027		640,000	675,200
Cequel Communications Holdings I LLC, 144A, 6.375%, 9/15/2020		1,925,000	1,985,156
Charter Communications Operating LLC:
144A, 3.579%, 7/23/2020		270,000	284,254
144A, 4.908%, 7/23/2025		180,000	198,748
Churchill Downs, Inc., 144A, 5.375%, 12/15/2021		178,000	182,450
CSC Holdings LLC, 5.25%, 6/1/2024 (b)		230,000	218,935
CVS Health Corp., 5.125%, 7/20/2045		330,000	419,716
Daimler Finance North America LLC, 144A, 2.0%, 7/6/2021		190,000	191,037
Dana Holding Corp., 5.5%, 12/15/2024 (b)		185,000	187,544
DISH DBS Corp., 6.75%, 6/1/2021 (b)		470,000	499,375
Dollar Tree, Inc.:
5.25%, 3/1/2020		350,000	364,000
5.75%, 3/1/2023		490,000	529,200
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020		460,000	465,902
General Motors Co., 6.6%, 4/1/2036		145,000	179,346
General Motors Financial Co., Inc.:
2.4%, 5/9/2019		290,000	291,519
3.2%, 7/13/2020		610,000	621,498
3.2%, 7/6/2021		340,000	345,079
Global Partners LP, 7.0%, 6/15/2023 (b)		320,000	271,200
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		395,000	416,231
Group 1 Automotive, Inc.:
5.0%, 6/1/2022 (b)		1,075,000	1,064,250
144A, 5.25%, 12/15/2023 (b)		710,000	704,675
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026		340,000	347,650
Live Nation Entertainment, Inc., 144A, 7.0%, 9/1/2020		330,000	343,200
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		105,000	101,588
Mediacom Broadband LLC, 6.375%, 4/1/2023		430,000	449,350
MGM Resorts International, 6.75%, 10/1/2020		462,000	510,510
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		155,000	159,844
Penske Automotive Group, Inc., 5.5%, 5/15/2026		245,000	241,938
Performance Food Group, Inc., 144A, 5.5%, 6/1/2024		120,000	123,900
Quebecor Media, Inc., 5.75%, 1/15/2023		150,000	156,750
Schaeffler Finance BV, 144A, 4.75%, 5/15/2023		315,000	326,813
Serta Simmons Bedding LLC, 144A, 8.125%, 10/1/2020		165,000	172,425
SFR Group SA:
144A, 6.0%, 5/15/2022		500,000	487,500
144A, 7.375%, 5/1/2026		1,785,000	1,782,769
Sirius XM Radio, Inc.:
144A, 5.375%, 7/15/2026		140,000	142,713
144A, 5.875%, 10/1/2020		575,000	595,844
Springs Industries, Inc., 6.25%, 6/1/2021		265,000	274,275
Starbucks Corp., 2.45%, 6/15/2026		250,000	257,906
Starz LLC, 5.0%, 9/15/2019		160,000	162,800
The Gap, Inc., 5.95%, 4/12/2021 (b)		990,000	1,055,760
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		830,000	867,350
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,330,000	1,340,081
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		1,003,500	1,053,675
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		243,000	256,061
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		325,000	255,125
144A, 8.5%, 10/15/2022		215,000	189,738
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		410,000	408,975
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		280,000	316,859
			26,683,473
Consumer Staples 1.7%
Altria Group, Inc., 9.95%, 11/10/2038		570,000	1,040,082
Anheuser-Busch InBev Finance, Inc.:
3.65%, 2/1/2026		290,000	311,368
4.9%, 2/1/2046		440,000	535,972
Aramark Services, Inc., 5.125%, 1/15/2024 (b)		160,000	165,200
Cott Beverages, Inc.:
5.375%, 7/1/2022		560,000	574,000
6.75%, 1/1/2020		250,000	262,188
FAGE International SA, 144A, 9.875%, 2/1/2020 (b)		760,000	788,728
JBS Investments GmbH, 144A, 7.25%, 4/3/2024 (b)		305,000	314,303
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020 (b)		1,025,000	1,063,438
Kraft Heinz Foods Co., 144A, 4.375%, 6/1/2046 (b)		15,000	16,318
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,050,000	1,157,625
Molson Coors Brewing Co.:
3.0%, 7/15/2026		185,000	188,932
4.2%, 7/15/2046		205,000	216,011
PepsiCo, Inc., 4.45%, 4/14/2046		130,000	156,448
Pilgrim's Pride Corp., 144A, 5.75%, 3/15/2025		270,000	273,375
The WhiteWave Foods Co., 5.375%, 10/1/2022		150,000	171,188
			7,235,176
Energy 4.7%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021 (b)		105,000	111,172
5.55%, 3/15/2026 (b)		230,000	251,064
Antero Resources Corp.:
5.375%, 11/1/2021		1,360,000	1,302,200
5.625%, 6/1/2023		270,000	255,487
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022 (b)		100,000	94,000
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023 (b)		240,000	227,400
ConocoPhillips Co., 4.15%, 11/15/2034		250,000	246,603
Continental Resources, Inc., 5.0%, 9/15/2022 (b)		330,000	308,550
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		500,000	530,000
Energy Transfer Partners LP, 5.95%, 10/1/2043		150,000	155,246
Ensco PLC, 4.7%, 3/15/2021		270,000	229,500
Halliburton Co.:
3.8%, 11/15/2025		330,000	342,074
4.85%, 11/15/2035		200,000	217,765
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		455,000	429,975
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		1,000,000	1,100,100
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		190,000	170,867
6.375%, 3/1/2041		80,000	86,834
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (b)		305,000	277,550
Memorial Resource Development Corp., 5.875%, 7/1/2022		155,000	155,033
Newfield Exploration Co., 5.375%, 1/1/2026		165,000	157,575
Noble Holding International Ltd., 5.0%, 3/16/2018		80,000	77,064
Oasis Petroleum, Inc.:
6.875%, 3/15/2022 (b)		225,000	196,313
6.875%, 1/15/2023 (b)		30,000	25,200
ONEOK Partners LP, 3.375%, 10/1/2022		78,000	78,234
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		520,000	563,093
Petrobras Global Finance BV:
8.375%, 5/23/2021		2,960,000	3,129,460
8.75%, 5/23/2026		2,400,000	2,495,280
Plains All American Pipeline LP, 2.85%, 1/31/2023		360,000	331,629
Range Resources Corp., 4.875%, 5/15/2025 (b)		180,000	171,000
Regency Energy Partners LP, 4.5%, 11/1/2023		200,000	199,691
Rice Energy, Inc., 7.25%, 5/1/2023 (b)		70,000	70,175
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021		885,000	913,762
5.625%, 3/1/2025		340,000	347,120
Schlumberger Holdings Corp., 144A, 4.0%, 12/21/2025		585,000	636,912
Shell International Finance BV, 4.0%, 5/10/2046		230,000	236,583
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		270,000	266,246
Tesoro Logistics LP, 6.375%, 5/1/2024 (b)		200,000	210,876
Whiting Petroleum Corp., 6.25%, 4/1/2023 (b)		1,260,000	1,041,075
Williams Partners LP:
4.0%, 11/15/2021		530,000	537,414
6.125%, 7/15/2022		260,000	265,884
WPX Energy, Inc., 8.25%, 8/1/2023		270,000	264,767
YPF SA, 144A, 8.5%, 7/28/2025		750,000	790,312
			19,497,085
Financials 11.4%
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	223,282
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		245,000	251,431
American Tower Corp., (REIT), 3.3%, 2/15/2021		85,000	89,370
ANZ New Zealand International Ltd.:
144A, 2.125%, 7/28/2021		275,000	276,799
144A, 2.75%, 2/3/2021		300,000	310,076
Ares Capital Corp., 3.875%, 1/15/2020		610,000	634,111
Banco Continental SAECA, 144A, 8.875%, 10/15/2017		1,000,000	1,012,500
Bank of America Corp., 5.75%, 12/1/2017		2,000,000	2,111,056
Banque Federative du Credit Mutuel SA, 144A, 2.5%, 4/13/2021 (b)		385,000	395,572
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		1,430,000	1,494,589
Barclays PLC, 4.375%, 1/12/2026		425,000	440,070
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		150,000	169,082
BPCE SA, 2.65%, 2/3/2021		400,000	411,801
Capital One NA, 2.95%, 7/23/2021		1,570,000	1,629,180
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024 (b)		300,000	283,099
(REIT), 5.25%, 12/1/2023		450,000	445,647
CIT Group, Inc., 3.875%, 2/19/2019 (b)		1,905,000	1,943,100
Citigroup, Inc., 1.277% **, 5/1/2017		880,000	880,226
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	540,000
Credit Agricole SA, 144A, 2.375%, 7/1/2021		250,000	255,132
Credit Suisse Group Funding Guernsey Ltd.:
144A, 3.8%, 6/9/2023		330,000	334,821
144A, 4.55%, 4/17/2026		280,000	295,521
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		500,000	491,150
Crown Castle International Corp.:
(REIT), 3.4%, 2/15/2021		195,000	204,927
(REIT), 3.7%, 6/15/2026		105,000	110,594
CyrusOne LP, (REIT), 6.375%, 11/15/2022		315,000	329,962
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,500,000	2,012,471
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023		1,915,000	2,001,807
(REIT), 5.875%, 1/15/2026		180,000	193,950
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		320,000	339,932
Export-Import Bank of India, 144A, 3.375%, 8/5/2026 (c)		2,000,000	2,006,220
FS Investment Corp., 4.75%, 5/15/2022		450,000	457,623
GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035		1,240,000	1,429,252
Government Properties Income Trust, (REIT), 3.75%, 8/15/2019		340,000	348,997
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		520,000	563,111
HSBC Holdings PLC:
3.9%, 5/25/2026		675,000	700,942
6.375%, 12/29/2049		1,240,000	1,225,120
International Lease Finance Corp.:
3.875%, 4/15/2018 (b)		2,555,000	2,631,650
6.25%, 5/15/2019		855,000	937,294
Jefferies Group LLC, 5.125%, 4/13/2018		480,000	501,317
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		210,000	216,100
Legg Mason, Inc., 5.625%, 1/15/2044		310,000	330,033
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		120,000	128,400
Lloyds Banking Group PLC, 4.65%, 3/24/2026		385,000	397,299
Loews Corp., 4.125%, 5/15/2043		260,000	272,331
Macquarie Group Ltd., 144A, 6.0%, 1/14/2020		1,190,000	1,321,188
Manulife Financial Corp.:
4.9%, 9/17/2020		230,000	253,957
5.375%, 3/4/2046		305,000	372,119
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		60,000	58,613
Morgan Stanley, Series F, 5.625%, 9/23/2019		1,430,000	1,593,480
MPT Operating Partnership LP, (REIT), 6.375%, 2/15/2022		325,000	341,250
National Savings Bank, 144A, 5.15%, 9/10/2019		1,500,000	1,500,870
Nationwide Building Society, 144A, 2.45%, 7/27/2021		265,000	267,178
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		270,000	296,376
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		380,000	394,951
Santander Holdings U.S.A., Inc.:
2.7%, 5/24/2019		480,000	483,396
4.5%, 7/17/2025		950,000	986,089
Santander UK PLC, 2.5%, 3/14/2019		395,000	401,409
Scentre Group Trust 1, 144A, (REIT), 3.5%, 2/12/2025		480,000	501,800
Select Income REIT, (REIT), 4.15%, 2/1/2022		380,000	382,618
Societe Generale SA, 144A, 2.625%, 9/16/2020		1,240,000	1,281,149
Standard Chartered PLC:
144A, 3.05%, 1/15/2021 (b)		575,000	588,188
144A, 4.05%, 4/12/2026		425,000	436,733
Sumitomo Mitsui Financial Group, Inc.:
2.058%, 7/14/2021		140,000	139,988
2.632%, 7/14/2026		360,000	355,749
Suncorp-Metway Ltd., 144A, 2.1%, 5/3/2019		175,000	176,504
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		200,000	215,504
The Goldman Sachs Group, Inc., 1.305% **, 6/4/2017		600,000	600,734
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		1,315,000	1,382,394
UBS Group Funding Jersey Ltd., 144A, 4.125%, 4/15/2026		280,000	296,047
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		95,000	98,800
(REIT), 4.875%, 6/1/2026		55,000	57,750
Voya Financial, Inc., 4.8%, 6/15/2046		215,000	220,718
			47,262,499
Health Care 4.1%
AbbVie, Inc.:
3.2%, 5/14/2026		265,000	271,798
3.6%, 5/14/2025		290,000	307,529
4.7%, 5/14/2045		350,000	386,563
Actavis Funding SCS, 4.75%, 3/15/2045		220,000	243,733
Actavis, Inc., 3.25%, 10/1/2022		450,000	469,462
Aetna, Inc.:
2.8%, 6/15/2023		155,000	159,534
4.375%, 6/15/2046		200,000	208,163
Alere, Inc., 144A, 6.375%, 7/1/2023		195,000	195,244
Anthem, Inc., 3.3%, 1/15/2023		190,000	199,276
Celgene Corp., 3.875%, 8/15/2025 (b)		550,000	596,696
Community Health Systems, Inc., 7.125%, 7/15/2020 (b)		660,000	600,191
Endo Finance LLC:
144A, 5.375%, 1/15/2023		265,000	229,888
144A, 5.75%, 1/15/2022		265,000	238,500
Endo Ltd.:
144A, 6.0%, 7/15/2023		285,000	248,486
144A, 6.0%, 2/1/2025		200,000	172,500
Forest Laboratories LLC, 144A, 4.875%, 2/15/2021		510,000	570,124
HCA, Inc.:
5.875%, 2/15/2026 (b)		415,000	444,050
6.5%, 2/15/2020		1,360,000	1,497,700
IMS Health, Inc., 144A, 6.0%, 11/1/2020		995,000	1,014,064
Johnson & Johnson, 3.7%, 3/1/2046		175,000	202,694
LifePoint Health, Inc.:
144A, 5.375%, 5/1/2024 (b)		70,000	71,575
5.5%, 12/1/2021		155,000	162,686
5.875%, 12/1/2023		305,000	321,775
Mallinckrodt International Finance SA, 4.75%, 4/15/2023		1,010,000	883,750
Stryker Corp.:
3.375%, 11/1/2025		240,000	254,662
3.5%, 3/15/2026		45,000	48,270
4.625%, 3/15/2046		120,000	139,556
Tenet Healthcare Corp.:
6.25%, 11/1/2018		1,565,000	1,660,856
6.75%, 6/15/2023 (b)		510,000	490,875
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/1/2026		820,000	837,976
4.1%, 10/1/2046		625,000	643,557
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		510,000	454,856
144A, 5.875%, 5/15/2023		470,000	391,275
144A, 6.125%, 4/15/2025		1,280,000	1,062,400
144A, 7.5%, 7/15/2021		1,235,000	1,148,550
			16,828,814
Industrials 2.6%
ADT Corp.:
3.5%, 7/15/2022 (b)		180,000	168,975
6.25%, 10/15/2021		530,000	578,362
Artesyn Embedded Technologies, Inc., 144A, 9.75%, 10/15/2020		270,000	226,125
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		535,000	468,927
144A, 7.75%, 3/15/2020		260,000	263,640
Casella Waste Systems, Inc., 7.75%, 2/15/2019		275,000	280,500
Cemex Finance LLC, 144A, 9.375%, 10/12/2022 (b)		1,200,000	1,324,500
Covanta Holding Corp., 5.875%, 3/1/2024		195,000	193,050
FedEx Corp., 4.55%, 4/1/2046		175,000	197,412
Grupo KUO SAB De CV, 144A, 6.25%, 12/4/2022		700,000	733,670
Masonite International Corp., 144A, 5.625%, 3/15/2023		205,000	216,019
Meritor, Inc.:
6.25%, 2/15/2024 (b)		100,000	88,000
6.75%, 6/15/2021		370,000	355,200
Molex Electronic Technologies LLC, 144A, 3.9%, 4/15/2025		200,000	204,533
Nortek, Inc., 8.5%, 4/15/2021		340,000	357,000
OPE KAG Finance Sub, Inc., 144A, 7.875%, 7/31/2023		245,000	248,063
Ply Gem Industries, Inc., 6.5% , 2/1/2022 (b)		405,000	410,283
Republic Services, Inc., 2.9%, 7/1/2026		110,000	112,894
SBA Communications Corp., 5.625%, 10/1/2019		545,000	562,712
United Rentals North America, Inc., 7.625%, 4/15/2022		2,655,000	2,836,018
ZF North America Capital, Inc., 144A, 4.5%, 4/29/2022		715,000	741,812
			10,567,695
Information Technology 1.9%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020		95,000	97,969
Activision Blizzard, Inc., 144A, 5.625%, 9/15/2021		820,000	858,167
Apple, Inc., 3.45%, 2/9/2045		170,000	161,074
Cardtronics, Inc., 5.125%, 8/1/2022		130,000	130,813
CDW LLC, 6.0%, 8/15/2022		470,000	501,725
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		2,150,000	2,246,612
144A, 5.45%, 6/15/2023		160,000	169,461
144A, 8.1%, 7/15/2036		170,000	193,706
eBay, Inc., 3.8%, 3/9/2022		235,000	250,563
Fidelity National Information Services, Inc., 3.625%, 10/15/2020		420,000	445,618
First Data Corp., 144A, 6.75%, 11/1/2020		991,000	1,033,118
Hewlett Packard Enterprise Co.:
144A, 3.6%, 10/15/2020		280,000	295,314
144A, 4.9%, 10/15/2025 (b)		410,000	439,690
KLA-Tencor Corp., 4.65%, 11/1/2024		140,000	154,430
Lam Research Corp., 3.9%, 6/15/2026		130,000	139,487
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		235,000	210,325
NXP BV:
144A, 4.125%, 6/1/2021		200,000	206,000
144A, 4.625%, 6/1/2023		240,000	248,551
Seagate HDD Cayman, 5.75%, 12/1/2034		330,000	267,795
			8,050,418
Materials 3.7%
Ardagh Packaging Finance PLC, 144A, 3.653% **, 12/15/2019		280,000	282,450
Ball Corp., 5.25%, 7/1/2025		325,000	351,000
Berry Plastics Corp., 5.5%, 5/15/2022		370,000	386,650
Cascades, Inc., 144A, 5.5%, 7/15/2022		120,000	118,800
Cemex SAB de CV, 144A, 7.75%, 4/16/2026		2,250,000	2,497,500
Chemours Co., 6.625%, 5/15/2023 (b)		250,000	215,625
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	261,875
Corp. Nacional del Cobre de Chile, 144A, 4.5%, 9/16/2025		900,000	965,500
Coveris Holding Corp., 144A, 10.0%, 6/1/2018		185,000	190,291
First Quantum Minerals Ltd., 144A, 7.0%, 2/15/2021		525,000	468,457
Freeport-McMoRan, Inc., 2.375%, 3/15/2018		1,250,000	1,234,375
Glencore Funding LLC, 144A, 4.625%, 4/29/2024 (b)		120,000	116,825
Greif, Inc., 7.75%, 8/1/2019		745,000	834,400
Hexion, Inc., 6.625%, 4/15/2020		255,000	215,475
Novelis, Inc., 8.75%, 12/15/2020		1,220,000	1,271,850
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021		260,000	266,500
Platform Specialty Products Corp.:
144A, 6.5%, 2/1/2022 (b)		220,000	190,850
144A, 10.375%, 5/1/2021 (b)		220,000	221,100
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023		5,000	5,156
5.75%, 10/15/2020		755,000	779,537
6.875%, 2/15/2021		2,085,000	2,168,296
Rio Tinto Finance U.S.A. Ltd., 3.75%, 6/15/2025		280,000	300,776
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		225,000	240,187
144A, 8.5%, 6/1/2024		60,000	65,250
Tronox Finance LLC:
6.375%, 8/15/2020		40,000	32,400
144A, 7.5%, 3/15/2022		330,000	261,937
United States Steel Corp., 144A, 8.375%, 7/1/2021 (b)		110,000	120,038
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		135,000	142,763
144A, 5.625%, 10/1/2024 (b)		65,000	69,713
Yamana Gold, Inc., 4.95%, 7/15/2024		1,130,000	1,147,982
			15,423,558
Telecommunication Services 4.9%
AT&T, Inc.:
3.4%, 5/15/2025		1,040,000	1,076,648
3.8%, 3/15/2022		170,000	183,260
4.125%, 2/17/2026		135,000	147,006
4.5%, 5/15/2035		360,000	380,020
5.65%, 2/15/2047		200,000	238,356
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023		500,000	545,824
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		475,000	485,688
Series W, 6.75%, 12/1/2023 (b)		620,000	644,800
Series Y, 7.5%, 4/1/2024 (b)		500,000	533,750
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		310,000	255,657
144A, 8.25%, 9/30/2020		1,140,000	1,040,250
Digicel Ltd., 144A, 7.0%, 2/15/2020		200,000	192,980
Frontier Communications Corp.:
6.875%, 1/15/2025		895,000	784,906
7.125%, 1/15/2023		1,670,000	1,548,925
8.25%, 4/15/2017		331,000	345,895
GTH Finance BV, 144A, 7.25%, 4/26/2023		1,000,000	1,050,000
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (b)		602,000	574,910
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026 (b)		235,000	245,869
5.375%, 8/15/2022		2,825,000	2,966,250
5.375%, 5/1/2025		250,000	262,500
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020 (b)		200,000	212,250
Sprint Corp., 7.125%, 6/15/2024		1,265,000	1,118,007
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		628,000	671,960
6.625%, 11/15/2020 (b)		720,000	741,600
Telefonica Celular del Paraguay SA, 144A, 6.75%, 12/13/2022		1,600,000	1,656,000
Verizon Communications, Inc.:
2.625%, 8/15/2026 (c)		215,000	214,656
3.5%, 11/1/2024 (b)		380,000	409,461
4.672%, 3/15/2055		410,000	425,843
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		500,000	511,225
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		235,000	241,904
Zayo Group LLC:
6.0%, 4/1/2023		140,000	145,600
6.375%, 5/15/2025		325,000	340,031
			20,192,031
Utilities 1.3%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026 (c)		200,000	198,162
Calpine Corp.:
5.375%, 1/15/2023 (b)		280,000	279,300
5.75%, 1/15/2025 (b)		130,000	129,838
Dynegy, Inc.:
7.375%, 11/1/2022		100,000	98,000
7.625%, 11/1/2024 (b)		585,000	567,450
Electricite de France SA, 144A, 4.75%, 10/13/2035		285,000	314,141
Majapahit Holding BV, 144A, 8.0%, 8/7/2019		1,000,000	1,148,440
NGL Energy Partners LP, 5.125%, 7/15/2019 (b)		155,000	142,995
NRG Energy, Inc., 6.25%, 5/1/2024 (b)		1,950,000	1,925,625
Southern Co., 3.25%, 7/1/2026		385,000	402,633
			5,206,584
Total Corporate Bonds (Cost $174,315,080)			176,947,333
Mortgage-Backed Securities Pass-Throughs 2.6%
Federal National Mortgage Association, 3.5%, 3/1/2046 (Cost $10,887,248)		10,511,146	10,910,524
Asset-Backed 2.4%
Automobile Receivables 0.1%
CPS Auto Receivables Trust, "D", Series 2014-A, 144A, 5.11%, 2/18/2020		170,000	167,757
Home Equity Loans 0.4%
CIT Group Home Equity Loan Trust, "AF6", Series 2002-1, 6.2%, 2/25/2030		144,026	143,619
Citigroup Mortgage Loan Trust, "A2C", Series 2006-HE2, 0.603% **, 8/25/2036		1,626,326	1,566,910
			1,710,529
Miscellaneous 1.9%
Apidos CLO XXI, "B", Series 2015-21A, 144A, 3.333% **, 7/18/2027		2,000,000	1,997,128
ARES CLO Ltd., "D", Series 2012-3A, 144A, 5.283% **, 1/17/2024		2,000,000	2,000,402
Cumberland Park CLO Ltd., "C", Series 2015-2A, 144A, 3.484% **, 7/20/2026		2,250,000	2,252,767
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042		527,456	542,898
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		1,256,701	1,247,430
			8,040,625
Total Asset-Backed (Cost $9,843,562)			9,918,911
Commercial Mortgage-Backed Securities 3.3%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.199% **, 12/15/2040		3,500,000	3,487,029
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,850,000	2,060,844
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.549% ***, 12/25/2024		7,472,503	292,150
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		3,408,862	3,350,629
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,800,000	2,998,544
"A3", Series 2014-C19, 3.669%, 4/15/2047		125,000	134,317
JPMorgan Chase Commercial Mortgage Securities Corp., "B", Series 2005-LDP4, 5.129%, 10/15/2042		1,519,509	1,516,533
Total Commercial Mortgage-Backed Securities (Cost $13,472,711)			13,840,046
Collateralized Mortgage Obligations 7.8%
Banc of America Mortgage Securities, "2A2", Series 2004-A, 2.949% **, 2/25/2034		300,340	284,580
Bear Stearns Adjustable Rate Mortgage Trust, "2A1", Series 2005-11, 3.32% **, 12/25/2035		858,629	867,684
Countrywide Alternative Loan Trust, "1A4", Series 2006-43CB, 6.0%, 2/25/2037		240,412	199,258
Countrywide Home Loans, "2A5", Series 2004-13, 5.75%, 8/25/2034		443,230	439,691
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.603% **, 9/25/2028		2,890,416	2,930,542
Federal Home Loan Mortgage Corp.:
"AI", Series 4016, Interest Only, 3.0%, 9/15/2025		2,138,956	120,219
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		10,029,815	1,795,361
"JI", Series 3558, Interest Only, 4.5%, 12/15/2023		2,243	0
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		2,440,754	167,625
"DZ", Series 4253, 4.75%, 9/15/2043		3,732,231	4,236,808
"HI", Series 2934, Interest Only, 5.0%, 2/15/2020		149,790	9,187
"WI", Series 3010, Interest Only, 5.0%, 7/15/2020		268,599	15,525
"SP", Series 4047, Interest Only, 6.169% ***, 12/15/2037		3,041,053	318,180
"JS", Series 3572, Interest Only, 6.319% ***, 9/15/2039		789,611	121,526
"A", Series 172, Interest Only, 6.5%, 1/1/2024		349,344	53,453
Federal National Mortgage Association:
"4", Series 406, Interest Only, 4.0%, 9/25/2040		2,309,676	323,462
"KZ", Series 2010-134, 4.5%, 12/25/2040		1,402,203	1,534,062
"Z", Series 2011-149, 4.5%, 1/25/2042		1,116,700	1,264,389
"ZP", Series 2011-123, 4.5%, 12/25/2041		1,849,790	2,285,690
"BI", Series 2010-13, Interest Only, 5.0%, 12/25/2038		91,454	1,449
"HS", Series 2009-87, Interest Only, 5.662% ***, 11/25/2039		1,914,502	354,921
"PI", Series 2006-20, Interest Only, 6.192% ***, 11/25/2030		1,425,905	206,109
"SI", Series 2007-23, Interest Only, 6.282% ***, 3/25/2037		490,981	89,194
Government National Mortgage Association:
"GI", Series 2014-146, Interest Only, 3.5%, 9/20/2029		11,987,766	1,394,337
"MZ", Series 2014-27, 3.5%, 12/20/2043		2,870,624	3,209,370
"GC", Series 2010-101, 4.0%, 8/20/2040		2,000,000	2,265,131
"HI", Series 2015-77, Interest Only, 4.0%, 5/20/2045		4,710,005	641,243
"ME", Series 2014-4, 4.0%, 1/16/2044		2,463,000	2,858,869
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		2,184,731	203,811
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		2,934,362	311,252
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		259,762	30,417
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		361,844	41,184
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,021,783	150,653
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,185,966	188,878
"AI", Series 2007-38, Interest Only, 5.978% ***, 6/16/2037		276,116	42,417
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		874,408	128,909
JPMorgan Mortgage Trust, “2A1”, Series 2006-A2, 2.845% **, 4/25/2036		1,173,300	1,074,162
Merrill Lynch Mortgage Investors Trust:
"1A", Series 2005-2, 2.228% **, 10/25/2035		654,463	633,370
"2A", Series 2003-A6, 2.782% **, 10/25/2033		466,129	463,490
Wells Fargo Mortgage-Backed Securities Trust:
"2A16", Series 2005-AR10, 2.902% **, 6/25/2035		596,520	593,799
"2A3",Series 2004-EE, 2.966% **, 12/25/2034		347,009	343,016
Total Collateralized Mortgage Obligations (Cost $30,531,528)			32,193,223
Government & Agency Obligations 30.1%
Other Government Related (d) 3.8%
Black Sea Trade & Development Bank, 144A, 4.875%, 5/6/2021		1,600,000	1,686,080
Magyar Export-Import Bank Zrt, 144A, 4.0%, 1/30/2020		630,000	647,640
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		1,500,000	1,483,125
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		750,000	826,875
Queensland Treasury Corp., Series 23, 144A, REG S, 4.25%, 7/21/2023	AUD	10,500,000	9,060,048
Russian Railways, REG S, 5.739%, 4/3/2017		1,000,000	1,021,250
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		500,000	533,293
Vnesheconombank, 144A, 6.902%, 7/9/2020		700,000	749,420
			16,007,731
Sovereign Bonds 14.4%
Dominican Republic, 144A, 6.875%, 1/29/2026		550,000	617,375
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	13,400,000,000	1,130,435
Government of Romania, 144A, 2.75%, 10/29/2025	EUR	1,750,000	2,054,326
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	401,032
KazAgro National Management Holding JSC, 144A, 4.625%, 5/24/2023		1,500,000	1,387,800
Perusahaan Penerbit SBSN, 144A, 4.325%, 5/28/2025		800,000	849,040
Republic of Argentina, 5.83%, 12/31/2033	ARS	377	169
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	738,262
Republic of Australia, Series 142, REG S, 4.25%, 4/21/2026	AUD	15,500,000	14,250,507
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		700,000	747,250
Republic of Hungary:
4.0%, 3/25/2019		1,000,000	1,040,496
Series 19/A, 6.5%, 6/24/2019	HUF	113,800,000	468,111
Republic of Panama:
3.75%, 3/16/2025		1,220,000	1,296,250
3.875%, 3/17/2028		1,000,000	1,075,000
Republic of Paraguay, 144A, 6.1%, 8/11/2044		300,000	335,250
Republic of Peru:
2.75%, 1/30/2026	EUR	1,750,000	2,167,314
4.125%, 8/25/2027		1,000,000	1,110,000
Republic of Philippines, 3.7%, 3/1/2041		800,000	919,638
Republic of Slovenia, 144A, 5.5%, 10/26/2022		200,000	228,500
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	1,021,528
144A, 5.75%, 1/18/2022		720,000	743,674
144A, 6.825%, 7/18/2026		1,325,000	1,380,191
144A, 6.85%, 11/3/2025		1,050,000	1,105,679
Republic of Uruguay, 5.1%, 6/18/2050		160,000	162,000
United Mexican States:
3.375%, 2/23/2031	EUR	1,500,000	1,936,936
3.6%, 1/30/2025		500,000	523,125
4.6%, 1/23/2046		1,000,000	1,052,500
Series M, 6.5%, 6/10/2021	MXN	25,000,000	1,381,924
Series M 20, 10.0%, 12/5/2024	MXN	287,100,000	19,492,237
			59,616,549
U.S. Treasury Obligations 11.9%
U.S. Treasury Bills:
0.345% ****, 8/11/2016 (e)		1,608,000	1,607,936
0.44% ****, 12/1/2016 (e)		1,456,000	1,454,553
U.S. Treasury Bonds:
2.5%, 2/15/2046		1,070,000	1,141,179
3.0%, 11/15/2045		250,000	294,267
U.S. Treasury Notes:
1.0%, 8/31/2016 (b) (f) (g)		13,429,000	13,437,863
1.0%, 9/30/2016		9,000,000	9,010,755
1.375%, 4/30/2021 (b)		510,000	518,248
1.625%, 5/15/2026		1,240,000	1,258,552
2.0%, 8/15/2025		20,000,000	20,950,000
			49,673,353
Total Government & Agency Obligations (Cost $122,082,838)			125,297,633
Loan Participations and Assignments 3.2%
Senior Loans **
American Rock Salt Holdings LLC, First Lien Term Loan, 4.75%, 5/20/2021		1,563,001	1,494,620
Calpine Corp., Term Loan B5, 3.5%, 5/27/2022		1,980,000	1,977,030
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/2021		705,600	711,552
DigitalGlobe, Inc., Term Loan B, 4.75%, 1/31/2020		43,538	43,918
First Data Corp., Term Loan, 4.488%, 3/24/2021		610,000	613,764
Goodyear Tire & Rubber Co., Second Lien Term Loan, 3.75%, 4/30/2019		752,500	755,243
MacDermid, Inc.:
First Lien Term Loan, 5.5%, 6/7/2020		790,550	792,032
Term Loan B2, 5.5%, 6/7/2020		834,411	835,108
MEG Energy Corp., Term Loan, 3.75%, 3/31/2020		2,379,908	2,172,855
NRG Energy, Inc., Term Loan B, 3.5%, 6/30/2023		980,435	978,474
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		345,920	346,839
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		317,706	318,302
Valeant Pharmaceuticals International, Inc.:
Term Loan B, 4.5%, 2/13/2019		1,375,633	1,362,048
Term Loan B, 4.75%, 12/11/2019		868,602	860,676
Total Loan Participations and Assignments (Cost $13,543,981)			13,262,461
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK,10/30/2018 (Cost $493,143)		495,283	500,117
Preferred Security 0.1%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $372,410)		530,000	446,525
		Shares	Value ($)
Common Stocks 1.3%
Consumer Discretionary 0.0%
Dawn Holdings, Inc.* (h)		6	13,512
Financials 1.3%
Two Harbors Investment Corp. (REIT)		583,333	5,104,164
Industrials 0.0%
Congoleum Corp.*		9,600	0
Quad Graphics, Inc.		101	2,561
			2,561
Materials 0.0%
GEO Specialty Chemicals, Inc.*		53,783	19,152
GEO Specialty Chemicals, Inc. 144A*		966	344
			19,496
Total Common Stocks (Cost $5,071,832)			5,139,733
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $70,220)		315	2,286
Exchange-Traded Funds 6.9%
iShares iBoxx $ High Yield Corporate Bond ETF (b)		240,000	20,498,400
SPDR Dow Jones REIT ETF		77,913	8,086,591
Exchange-Traded Funds (Cost $27,513,357)			28,584,991
		Contract Amount	Value ($)
Call Options Purchased 0.0%
Options on Interest Rate Swap Contracts
Pay Fixed Rate - 4.19% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[1]		9,400,000	10
Pay Fixed Rate - 4.32% - Receive Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,100,000	6
Total Call Options Purchased (Cost $811,173)			16
Put Options Purchased 0.4%
Options on Exchange-Traded Futures Contracts
Euro Currency, Expiration Date 12/9/2016, Strike Price $1.05		70	40,250
Options on Interest Rate Swap Contracts
Receive Fixed Rate - 2.19% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[1]		9,400,000	705,297
Receive Fixed Rate - 2.32% - Pay Floating - 3-Month LIBOR, Swap Expiration Date 2/3/2027, Option Expiration Date 2/1/2017[2]		9,100,000	786,677
			1,491,974
Total Put Options Purchased (Cost $786,524)			1,532,224
		Shares	Value ($)
Securities Lending Collateral 12.9%
Daily Assets Fund "Capital Shares", 0.50% (i) (j) (Cost $53,409,641)		53,409,641	53,409,641
Cash Equivalents 3.5%
Deutsche Central Cash Management Government Fund, 0.38% (i) (Cost $14,606,767)		14,606,767	14,606,767
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $477,812,015) †		117.3	486,592,431
Other Assets and Liabilities, Net		(17.3)	(71,939,210)
Net Assets		100.0	414,653,221

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2016.
***	These securities are shown at their current rate as of July 31, 2016.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $478,810,605. At July 31, 2016, net unrealized appreciation for all securities based on tax cost was $7,781,826. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $15,189,602 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $7,407,776.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2016 amounted to $51,755,784, which is 12.5% of net assets.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At July 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At July 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Dawn Holdings, Inc. *	August 2013	22,863	13,512	0.00

(i) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(j) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
LIBOR: London Interbank Offered Rate; 1-Month LIBOR rate at July 31, 2016 is 0.496%, 3-Month LIBOR rate at July 31, 2016 is 0.759% and 6-Month LIBOR rate at July 31, 2016 is 1.112%..
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SPDR: Standard & Poor's Depositary Receipt
At July 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	9/21/2016	490	65,192,969	159,747
Ultra Long U.S. Treasury Bond	USD	9/21/2016	200	38,106,250	2,479,268
United Kingdom Long Gilt Bond	GBP	9/28/2016	150	25,995,863	342,045
Total unrealized appreciation					2,981,060

At July 31, 2016, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (k)
Call Options
Euro Currency	70	12/9/2016	1.22	129,300	(15,750)

(k)	Unrealized appreciation on written options on exchange-traded futures contracts at July 31, 2016 was $113,550.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (l)
Call Options
Receive Fixed - 3.19% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,0001	2/1/2017	338,400	(328)
Receive Fixed - 3.32% - Pay Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,0002	2/1/2017	329,102	(198)
Total Call Options				667,502	(526)
Put Options
Pay Fixed - 3.19% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,700,0001	2/1/2017	338,400	(782,277)
Pay Fixed - 3.32% - Receive Floating - 3-Month LIBOR	2/3/2017 2/3/2027	4,550,0002	2/1/2017	329,102	(812,457)
Total Put Options				667,502	(1,594,734)
Total				1,335,004	(1,595,260)

(l)	Unrealized depreciation on written options on interest rate swap contracts at July 31, 2016 was $260,256.
At July 31, 2016, open credit default swap contracts purchased were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Currency	Fixed Cash Flows Paid	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Paid ($)	Unrealized Appreciation/ (Depreciation) ($)
6/20/2021	1,800,0003	EUR	1.0%	Intesa Sanpaolo SpA, 0.0% **, 3/3/2017, BBB+	151,035	172,002	(20,967)
6/20/2021	2,650,0004	EUR	1.0%	Intesa Sanpaolo SpA, 0.0% **, 3/3/2017, BBB+	222,840	290,457	(67,617)
6/20/2021	4,300,0003	EUR	1.0%	UniCredit SpA 0.657% **, 4/10/2017, BBB+	360,538	658,498	(297,960)
Total net unrealized depreciation							(386,544)

At July 31, 2016, open credit default swap contracts sold were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)(n)	Currency	Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (m)	Value ($)	Upfront Payments Received ($)	Unrealized Appreciation ($)
12/20/2016	4,000,000[5]	EUR	1.0%	Volkswagen International Finance NV, 5.375%, 5/22/2018, BBB+	19,053	(7,838)	26,891

(m)	The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.
(n)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At July 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

12/16/2015 9/18/2017	43,500,000	Fixed — 1.557%	Floating — 3-Month LIBOR	(575,456)	(597,624)
3/16/2016 3/16/2025	56,700,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(5,025,084)	(4,805,944)
12/16/2015 9/16/2025	16,800,000	Fixed — 2.64%	Floating — 3-Month LIBOR	(2,123,840)	(2,039,240)
12/16/2015 9/17/2035	1,200,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(281,671)	(258,431)
7/13/2016 7/13/2046	17,300,000	Fixed — 2.22%	Floating — 3-Month LIBOR	(2,118,059)	(2,118,059)
3/16/2016 3/16/2017	11,000,000	Floating — 3-Month LIBOR	Fixed — 1.0%	46,861	41,625
6/22/2017 6/22/2021	43,200,000	Fixed — 1.452%	Floating — 6-Month LIBOR	(281,085)	(281,085)
12/21/2016 12/21/2046	15,000,000	Fixed — 2.25%	Floating — 3-Month LIBOR	(1,427,685)	—
6/22/2017 6/22/2021	43,200,000	Floating — 1-Month LIBOR	Fixed — 1.17%	415,778	415,778
12/16/2015 9/16/2020	9,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	546,824	550,519
12/16/2015 9/18/2045	6,400,000	Floating — 3-Month LIBOR	Fixed — 2.998%	2,054,204	1,842,953
Total net unrealized depreciation				(7,249,508)

Counterparties:
1	JPMorgan Chase Securities, Inc.
2	BNP Paribas
3	Credit Suisse
4	HSBC
5	Barclays Bank PLC
As of July 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	40,000,000	USD	2,144,255	8/5/2016	12,055	BNP Paribas
MXN	10,429,000	USD	589,393	8/5/2016	33,475	Citigroup, Inc.
USD	4,350,254	ZAR	68,740,000	8/5/2016	596,008	Morgan Stanley
USD	8,777,108	BRL	32,400,000	8/22/2016	1,137,318	BNP Paribas
USD	4,181,235	AUD	5,700,000	8/23/2016	146,933	Australia & New Zealand Banking Group Ltd.
USD	8,658,226	EUR	7,820,000	9/27/2016	106,260	Nomura International PLC
USD	4,152,523	ZAR	63,000,000	9/27/2016	333,736	BNP Paribas
USD	4,214,815	RUB	284,500,000	10/28/2016	2,514	Nomura International PLC
Total unrealized appreciation					2,368,299
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	528,537	MXN	9,900,000	8/5/2016	(817)	Citigroup, Inc.
ZAR	68,740,000	USD	4,672,397	8/5/2016	(273,865)	JPMorgan Chase Securities, Inc.
BRL	32,400,000	USD	8,873,281	8/22/2016	(1,041,145)	BNP Paribas
AUD	17,200,000	USD	12,868,436	8/23/2016	(192,001)	Australia & New Zealand Banking Group Ltd.
AUD	11,400,000	USD	8,452,587	8/23/2016	(203,749)	Macquarie Bank Ltd.
AUD	29,500,000	USD	21,699,463	9/21/2016	(680,827)	Australia & New Zealand Banking Group Ltd.
ZAR	63,000,000	USD	4,281,776	9/27/2016	(204,483)	BNP Paribas
EUR	7,820,000	USD	8,628,979	9/27/2016	(135,507)	Nomura International PLC
GBP	1,590,000	USD	2,086,714	10/21/2016	(20,602)	Citigroup, Inc.
EUR	5,500,000	USD	6,080,971	10/21/2016	(89,667)	Danske Bank AS
MXN	164,700,000	USD	8,683,233	10/28/2016	(17,428)	Barclays Bank PLC
TWD	144,300,000	USD	4,442,584	11/30/2016	(88,788)	Nomura International PLC
TWD	144,300,000	USD	4,486,612	12/22/2016	(47,038)	Nomura International PLC
TWD	144,300,000	USD	4,446,841	12/29/2016	(87,535)	Nomura International PLC
Total unrealized depreciation					(3,083,452)

Currency Abbreviations
ARS	Argentine Peso	IDR	Indonesian Rupiah
AUD	Australian Dollar	MXN	Mexican Peso
BRL	Brazilian Dollar	RUB	Russian Ruble
EUR	Euro	TWD	Taiwan Dollar
GBP	British Pound	USD	United States Dollar
HUF	Hungarian Forint	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (o)
Corporate Bonds	$—	$176,947,333	$—	$176,947,333
Mortgage-Backed Securities Pass-Throughs	—	10,910,524	—	10,910,524
Asset-Backed	—	9,918,911	—	9,918,911
Commercial Mortgage-Backed Securities	—	13,840,046	—	13,840,046
Collateralized Mortgage Obligations	—	32,193,223	—	32,193,223
Government & Agency Obligations	—	125,297,633	—	125,297,633
Loan Participations and Assignments	—	13,262,461	—	13,262,461
Convertible Bond	—	—	500,117	500,117
Preferred Security	—	446,525	—	446,525
Common Stocks	5,106,725	—	33,008	5,139,733
Warrant	—	—	2,286	2,286
Exchange-Traded Funds	28,584,991	—	—	28,584,991
Short-Term Investments (o)	68,016,408	—	—	68,016,408
Derivatives (p)
Purchased Options	40,250	1,491,990	—	1,532,240
Futures Contracts	2,981,060	—	—	2,981,060
Credit Default Swap Contracts	—	26,891	—	26,891
Interest Rate Swap Contracts	—	2,850,875	—	2,850,875
Forward Foreign Currency Exchange Contracts	—	2,368,299	—	2,368,299
Total	$104,729,434	$389,554,711	$535,411	$494,819,556
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (p)
Written Options	$(15,750)	$(1,595,260)	$—	$(1,611,010)
Credit Default Swap Contracts	—	(386,544)	—	(386,544)
Interest Rate Swap Contracts	—	(10,100,383)	—	(10,100,383)
Forward Foreign Currency Exchange Contracts	—	(3,083,452)	—	(3,083,452)
Total	$(15,750)	$(15,165,639)	$—	$(15,181,389)

There have been no transfers between fair value measurement levels during the period ended July 31, 2016.
(o)	See Investment Portfolio for additional detailed categorizations.
(p)	Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Credit Contracts	$ —	$ (359,653)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ (715,153)	$ —
Interest Rate Contracts	$ 2,981,060	$ (7,249,508)	$ —	$ (212,163)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Unconstrained Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	September 22, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 22, 2016